CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (Loss) before income tax and social contribution	R$ (200,398)	R$ 12,182,725	R$ (11,207,024)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Depreciation and amortization	1,751,303	1,843,785	1,842,600
Net monetary variations	(156)	(398,672)	(1,340,578)
Net exchange variations	118,973	(137,562)	863,808
Financial charges	4,657,657	5,525,207	2,001,687
Income from financial assets	(6,062,642)	(29,406,261)	(838,087)
Result of equity method investees	(2,692,171)	(3,205,511)	(531,446)
Bad debt expense (reversals)	530,951	351,673	658,679
Provisions for litigation	4,398,398	5,992,745	3,358,042
Impairment of assets	640,629	5,681,017	5,830,959
Provisions (reversals) for onerous contracts	(1,493,469)	2,194,498	366,477
Impairment (reversal) for investment losses	(335,592)	1,479,088	489,753
Provision (reversal) hydrological risk - GSF		(451,340)	451,340
Provision CCC - ANEEL	985,573	741,623
TFRH	517,727	346,328
Fees on the global reversal reserve	587,885	220,420	253,348
Adjustment fair value / market value	64,854	28,864	157,066
Minor shareholders' share	(74,994)	(132,389)	775,835
Interest on resources from shareholders'	388,408	200,857	40,511
Derivatives	(201,589)	(218,714)	221,666
Investigation Findings			15,996
Others	213,153	385,901	333,761
Adjustments to reconcile profit (loss)	3,994,897	(8,958,443)	14,951,417
Changes in:
Accounts receivables	1,457,899	(583,469)	130,905
Marketable securities	(1,303,349)	1,108,738	(3,234,240)
Reimbursement rights	1,088,160	1,338,396	(700,320)
Inventories	61,652	90,774	(119,055)
Nuclear fuel inventory	(165,154)	(150,128)	20,930
Financial asset - Itaipu and public service concessions	21,120	1,036,633	1,886,785
Assets held for sale	(2,902,573)	217,572	(4,623,785)
Hydrological risk	137,550	226,779	(342,651)
Others	(242,059)	215,588	357,948
Changes in assets	(1,846,754)	3,500,883	(6,623,483)
Suppliers	(1,286,587)	(156,294)	3,094,034
Advances from clients	(54,437)	(61,195)	(57,349)
Leasing	(91,684)	(82,651)	(74,506)
Payroll	127,036	80,116	(165,866)
Reimbursement obligations	(582,573)	(888,864)	2,491
Regulatory fees	164,149	104,859	(382,423)
Liabilities associated with assets held for sale	2,455,657	(399,996)	5,575,009
Other	752,298	71,559	1,152,395
Changes in liabilities	1,483,859	(1,332,466)	9,143,785
Cash generated from operations	3,431,605	5,392,699	6,264,695
Payment of interest	(3,705,501)	(3,766,612)	(2,805,404)
Payment of global reverse reserve charges	(185,152)	(138,869)	(952,355)
Amounts received from allowed annual revenue	4,137,804	1,226,501	965,764
Receipt of financial asset compensation			4,027,661
Receipt of interest	722,090	1,122,490	1,113,278
Payment of income tax and social contributions	(1,886,815)	(1,229,862)	(610,223)
Payment of refinancing of taxes and contributions - principal	(162,582)	(132,879)	(117,058)
Dividend received from equity investments	1,038,498	694,003	412,874
Pention plan payments	(477,166)	(229,766)	(201,469)
Payment of legal provisions	(726,265)	(739,361)	(904,505)
Judicial deposits	(18,528)	(626,298)	(677,944)
Net cash provided by operating activities	2,167,987	1,572,046	6,515,314
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing	3,120,690	3,638,561	7,543,513
Payment of financing and loans - principal	(5,646,953)	(4,543,612)	(5,381,995)
Payments of shareholders remuneration	(381,436)	(5,790)	(23,056)
Advances for future capital increase from shareholders		2,906,180
Global Reversion Reserve Resources	800,654	1,007,112
Other	165,664	1,191	(2,431)
Net cash provided by financing activities	(1,941,381)	3,003,642	2,136,031
CASH FLOWS FROM INVESTMENT ACTIVITIES
Loans and financing - receipt		(242,154)	(751,524)
Loans and financing - payment	3,662,208	2,398,790	2,539,101
Acquisition of fixed assets	(1,230,181)	(1,691,089)	(4,139,891)
Acquisition of intangible assets	(70,317)	(79,076)	(384,307)
Acquisition of concession assets	(1,691,177)	(1,910,773)	(3,153,701)
Capital investment in equity investments	(1,792,592)	(3,272,685)	(2,433,066)
Investment for future capital increases	(110,124)	(622,688)	(737,631)
Sale of investments in equity investments	1,082,002
Net cash flow from subsidiary acquired	149,937
Other	70,035	(54,131)	48,467
Net cash used in investment activities	69,791	(5,473,806)	(9,012,552)
Net decrease in cash and cash equivalents for the year	296,397	(898,118)	(361,207)
Cash and cash equivalents at the beginning of the year	495,855	1,393,973	1,407,078
Cash and cash equivalents at the end of the year	R$ 792,252	R$ 495,855	1,393,973
Cash and cash equivalents at the end of the year			R$ 1,045,871